Lease Commitments (Tables)	6 Months Ended
Jun. 27, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum fixed lease obligations under operating leases	The aggregate future minimum fixed lease obligations under operating leases for the Company as of June 27, 2021, are as follows:

2021 (excluding the twenty-six weeks ended June 27, 2021)	$3,636
2022	5,743
2023	4,445
2024	3,200
2025	2,560
Thereafter	10,615

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